Closure and Rehabilitation Provisions - Additional Information (Detail) - Closure and rehabilitation provisions [member] - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of other provisions [line items]
Percentage of reasonably possible decrease in real discount rates		0.50%
Increase decrease in provision due to change in discount rate		$ 675
Increase in closure and rehabilitation provision due to reasonably possible decrease in real discount rates		$ 772
Increase in depreciation expense due to reasonably possible decrease in real discount rates	$ 35
Decrease in net finance costs due to reasonably possible decrease in real discount rates	$ 16
Bottom of range [member]
Disclosure of other provisions [line items]
Remaining production life		4 years
Top of range [member]
Disclosure of other provisions [line items]
Remaining production life		91 years
Weighted average [member]
Disclosure of other provisions [line items]
Remaining production life		28 years
Closed sites [member]
Disclosure of other provisions [line items]
Increases to existing and new provisions associated closure and remediation costs charged to the income statement		$ 669	$ 251	$ (21)
Increase decrease in provision due to change in discount rate		90
Increase in income statement charge due to reasonably possible decrease in real discount rates		166
Operating sites [member]
Disclosure of other provisions [line items]
Increase in property, plant and equipment due to reasonably possible decrease in real discount rates		$ 606